Office of EDGAR and Information Analysis
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549
Ph:   (202) 551-3600
Fax:  (202) 772-9216

RE:   N-CSR
      PIMCO NEW YORK MUNICIPAL INCOME FUND
      0001140410
      DECEMBER 8, 2006 - 11:39
      000950136-06-010125

EDGAR and Information Analysis:

I am writing you to request the withdrawal/deletion of the above-referenced
EDGAR filing which was transmitted in error.

I am authorized to make this request for withdrawal/deletion. If you have any questions or if there is any additional information that you require in order to process this request, please feel free to contact me at 212-739-3371.

Sincerely,

Lawrence Altadonna

Treasurer